UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7136

Name of Fund:  MuniYield Pennsylvania Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield Pennsylvania Insured Fund, Inc., 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniYield Pennsylvania Insured Fund
Schedule of Investments as of January 31, 2005
                                                                                                             (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                        Value
Pennsylvania - 140.4%

                      $3,000   Allegheny County, Pennsylvania, Higher Education Building Authority,
                               University Revenue Bonds (Carnegie Mellon University), 5.125% due 3/01/2032           $3,135

                       2,000   Allegheny County, Pennsylvania, Hospital Development Authority, Health
                               Center Revenue Bonds (University of Pittsburgh Medical Center Health System),
                               Series B, 6% due 7/01/2026 (d)                                                         2,457

                               Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds (d):
                       3,660       5.75% due 12/01/2018                                                               4,179
                      10,000       5.375% due 12/01/2024                                                             10,856
                       9,000       5.50% due 12/01/2024                                                              10,087

                       4,500   Bucks County, Pennsylvania, Water and Sewer Authority, Revenue Refunding
                               Bonds (Neshaminy Interceptor Sewer System), 5.60% due 6/01/2009 (a)(e)                 5,009

                       1,000   Dauphin County, Pennsylvania, GO, Series C, 5% due 3/01/2024 (d)                       1,071

                       5,500   Delaware County, Pennsylvania, IDA Revenue Bonds (Pennsylvania Suburban Water
                               Company Project), AMT, Series A, 5.15% due 9/01/2032 (a)                               5,713

                       1,500   Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                               Revenue Bonds, 5.75% due 7/01/2032                                                     1,735

                       4,000   Gettysburg, Pennsylvania, Municipal Authority, College Revenue Refunding Bonds,
                               5% due 8/15/2023 (d)                                                                   4,275

                       4,000   Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster
                               General Hospital Project), 5.50% due 3/15/2026                                         4,149

Portfolio Abbreviations

To simplify the listings of MuniYield Pennsylvania Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDR        Economic Development Revenue Bonds
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
RIB        Residual Interest Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes

MuniYield Pennsylvania Insured Fund
Schedule of Investments as of January 31, 2005 (continued)
                                                                                                             (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                        Value
Pennsylvania (concluded)

                      $3,000   Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue
                               Refunding Bonds (Saint Lukes Hospital of Bethlehem), 5.375% due 8/15/2033             $3,072

                       7,000   Luzerne County, Pennsylvania, IDA, Water Facility Revenue Refunding Bonds
                               (Pennsylvania American Water Company Project), AMT, Series A, 5.10%
                               due 9/01/2034 (a)                                                                      7,221

                       2,675   North Allegheny, Pennsylvania, School District, GO, Series C, 5.25% due
                               5/01/2027 (f)                                                                          2,910

                       5,000   Northampton Borough, Pennsylvania, Municipal Authority, Water Revenue Bonds,
                               5% due 5/15/2034 (d)                                                                   5,226

                       6,000   Northumberland County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds
                               (Aqua Pennsylvania Inc. Project), AMT, 5.05% due 10/01/2039 (c)                        6,162

                       3,000   Norwin, Pennsylvania, School District, GO, 6% due 4/01/2010 (c)(e)                     3,434

                       3,055   Pennsbury, Pennsylvania, School District, GO, Refunding, 5.50% due 1/15/2020 (c)       3,444

                       8,000   Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 70A, 5.80% due
                               10/01/2021 (d)                                                                         8,431

                       1,430   Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 60A,
                               5.85% due 10/01/2027 (d)(h)                                                            1,476

                               Pennsylvania State, GO (d):
                       3,015       First Series, 5% due 6/01/2009 (e)                                                 3,309
                       5,500       RIB, Series 465X, 9.39% due 10/01/2019 (g)                                         6,981

                       1,690   Pennsylvania State Higher Educational Facilities Authority, College and
                               University Revenue Bonds (Marywood University Project), 5.50% due
                               6/01/2010 (d)(e)                                                                       1,877

                               Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                               (UPMC Health System), Series A:
                         175       5% due 8/01/2005 (f)                                                                 177
                       3,000       6% due 1/15/2022                                                                   3,363

                       7,000   Pennsylvania State, IDA, EDR Refunding Bonds, 5.50% due 7/01/2020 (a)                  7,942

                               Pennsylvania State Public School Building Authority Revenue Bonds (Lehigh Career
                               and Technical Institute) (c):
                       3,585       5.125% due 10/01/2028                                                              3,798
                       2,000       5.25% due 10/01/2032                                                               2,138

                               Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                               (The School District of Philadelphia Project) (f):
                      10,000       5.25% due 6/01/2025                                                               10,964
                      10,300       5% due 6/01/2033                                                                  10,698

                       7,500   Pennsylvania State Public School Building Authority, School Revenue Bonds,
                               DRIVERS, Series 371, 8.365% due 6/01/2011 (f)(g)                                       8,706

                       7,500   Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds,
                               DRIVERS, Series 366, 8.864% due 6/01/2011 (d)(g)                                       9,301

                       1,700   Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Refunding Bonds,
                               Series A, 5% due 12/01/2023 (a)                                                        1,827

                       3,900   Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS,
                               Series 460-Z, 8.864% due 6/01/2012 (a)(g)                                              4,763

                       1,000   Pennsylvania State University Revenue Bonds, 5% due 9/01/2029                          1,054

                               Philadelphia, Pennsylvania, Authority for Industrial Development, Airport
                               Revenue Refunding Bonds (Philadelphia Airport System Project), AMT, Series A (c):
                       4,000       5.50% due 7/01/2017                                                                4,429
                       3,655       5.50% due 7/01/2018                                                                4,047

                               Philadelphia, Pennsylvania, Authority for Industrial Development,
                               Lease Revenue Bonds:
                       9,125       (City of Philadelphia Project), Series A, 5.375% due 2/15/2027 (d)                 9,702
                       3,000       Series B, 5.50% due 10/01/2020 (f)                                                 3,379
                       4,680       Series B, 5.50% due 10/01/2021 (f)                                                 5,271

                      10,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 General Ordinance,
                               4th Series, 5% due 8/01/2032 (f)                                                      10,400

                       3,000   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                               Authority, Hospital Revenue Refunding Bonds (Presbyterian Medical Center),
                               6.65% due 12/01/2019 (b)                                                               3,762

                       3,000   Philadelphia, Pennsylvania, Housing Authority Revenue Bonds (Capital Fund Program),
                               Series A, 5.50% due 12/01/2018 (f)                                                     3,361

                       1,750   Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                               Transformation), Series A, 5.50% due 4/15/2022 (c)                                     1,964

                               Philadelphia, Pennsylvania, School District, GO:
                       5,000       RIB, Series 677, 9.14% due 8/01/2021 (c)(g)                                        6,181
                       7,150       Series A, 5.75% due 2/01/2011 (e)(f)                                               8,180
                       5,000       Series D, 5.125% due 6/01/2034 (c)                                                 5,276
                       4,000       Series D, 5.25% due 6/01/2034 (c)                                                  4,293

                       1,250   Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds,
                               VRDN, 1.83% due 6/15/2023 (f)(i)                                                       1,250

                               Pittsburgh, Pennsylvania, Public Parking Authority, Parking Revenue Bonds (a):
                       1,460       5.80% due 12/01/2017                                                               1,645
                       1,525       5.85% due 12/01/2018                                                               1,723

                       2,400   Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer System
                               Revenue Bonds, First Lien, Series B, 5.255%** due 9/01/2030 (c)                          668

                               Reading, Pennsylvania, School District, GO, Series B (c):
                      10,425       5.263%** due 1/15/2028                                                             3,359
                       3,145       5.393%** due 1/15/2030                                                               908

                       2,600   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                               (Guthrie Health), Series A, 5.875% due 12/01/2031                                      2,767

                               Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds (c):
                       4,500       5.375% due 3/01/2017                                                               4,830
                       2,525       5.375% due 3/01/2022                                                               2,700

                       1,230   Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                               (Capital Projects and Equipment Program), 6.15% due 12/01/2029 (a)                     1,307

Guam - 1.4%

                       2,500   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                               AMT, Series C, 5% due 10/01/2023 (d)                                                   2,605

Puerto Rico - 11.3%

                      11,500   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034          11,928

                               Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding
                               Bonds, Series I:
                       2,500       5.50% due 7/01/2025                                                                2,779
                       5,000       5.375% due 7/01/2034                                                               5,400

                       1,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                               Series E, 5.50% due 8/01/2029                                                          1,069

Total Investments (Cost - $263,631*) - 153.1%                                                                       286,123
Other Assets Less Liabilities - 1.5%                                                                                  2,725
Preferred Shares, at Redemption Value - (54.6%)                                                                   (102,030)
                                                                                                                  ---------
Net Assets Applicable to Common Shares - 100.0%                                                                    $186,818
                                                                                                                  =========

(a)AMBAC Insured.

(b)Escrowed to maturity.

(c)FGIC Insured.

(d)MBIA Insured.

(e)Prerefunded.

(f)FSA Insured.

(g)The rate disclosed is that currently in effect.
This rate changes periodically and inversely based upon prevailing market rates.

(h)FHA Insured.

(i)Security has a maturity of more than one year, but has variable rate and demand features, which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

*The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

Aggregate cost                                             $263,685
                                                           ========
Gross unrealized appreciation                              $ 22,442
Gross unrealized depreciation                                   (4)
                                                           --------
Net unrealized appreciation                                 $22,438
                                                           ========

**Represents a zero coupon bond; the interest rates shown reflects the effective yield at the time of purchase of the Fund.
Investments in companies considered to be an affiliate of the Fund
(such companies are defined as "Affiliated Companies" in Section
2(a)(3) of the Investment Company Act of 1940) were as follows:

                                          (in Thousands)

                                   Net       Dividend
Affiliate                       Activity       Income

CMA Pennsylvania Municipal
Money Fund                      (4,139)        $ 37

Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                     (in Thousands)

                                            Notional     Unrealized
                                              Amount   Depreciation

Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate and
pay a fixed rate of 3.671%

Broker, JPMorgan Chase Bank
Expires February 2015                        $ 36,000        $ (556)

Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate and
pay a fixed rate of 4.774%

Broker, Morgan Stanley Capital
Services Inc.
Expires March 2015                            $ 9,000         (198)
                                                            -------
Total                                                       $ (754)
                                                            =======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Pennsylvania Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Pennsylvania Insured Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Pennsylvania Insured Fund, Inc.


Date: March 21, 2005


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Pennsylvania Insured Fund, Inc.


Date: March 21, 2005